Common Stock And Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Common Stock And Share-Based Compensation

NOTE 6: COMMON STOCK AND SHARE-BASED COMPENSATION

PG&E Corporation

PG&E Corporation had 430,718,293 shares of common stock outstanding at December 31, 2012.  During 2012, PG&E Corporation issued 6,803,101 shares of its common stock under its 401(k) plan, its Dividend Reinvestment and Stock Purchase Plan, and its share-based compensation plans, generating $263 million of cash.

In November 2011, PG&E Corporation entered into an Equity Distribution Agreement providing for the sale of PG&E common stock having an aggregate gross sales price of up to $400 million.  Sales of the shares are made by means of ordinary brokers' transactions on the New York Stock Exchange, or in such other transactions as agreed upon by PG&E Corporation and the sales agents and in conformance with applicable securities laws.  During 2012, PG&E Corporation sold 5,446,760 shares of its common stock under the Equity Distribution Agreement for cash proceeds of $234 million, net of fees.  As of December 31, 2012, PG&E Corporation had the ability to issue an additional $64 million of its common stock under the November 2011 Equity Distribution Agreement.  In March 2012, PG&E Corporation sold 5,900,000 shares of its common stock in an underwritten public offering for cash proceeds of $254 million, net of fees and commissions.

Utility

As of December 31, 2012, PG&E Corporation held all of the Utility's outstanding common stock.

Dividends

The Board of Directors of PG&E Corporation and the Utility declare dividends quarterly.  Under the Utility's Articles of Incorporation, the Utility cannot pay common stock dividends unless all cumulative preferred dividends on the Utility's preferred stock have been paid.  In February, June, September, and December, 2012, the Board of Directors of PG&E Corporation declared a quarterly dividend of $0.455 per share.

PG&E Corporation and the Utility each have revolving credit facilities that require the respective company to maintain a ratio of consolidated total debt to consolidated capitalization of at most 65%.  Based on the calculation of this ratio for PG&E Corporation, no amount of PG&E Corporation's reinvested earnings was restricted at December 31, 2012.  Based on the calculation of this ratio for the Utility, $1.1 billion of the Utility's reinvested earnings was restricted at December 31, 2012.  In addition, the CPUC requires the Utility to maintain a capital structure composed of at least 52% equity on average.  At December 31, 2012, the Utility was required to maintain reinvested earnings of $6.3 billion as equity to meet this requirement.

In addition, to comply with the revolving credit facility's 65% ratio requirement and the CPUC's requirement to maintain a 52% equity component, $7.0 billion and $12.2 billion of the Utility's net assets, respectively, were restricted at December 31, 2012 and could not be transferred to PG&E Corporation in the form of cash dividends.  As a holding company, PG&E Corporation depends on cash distributions from the Utility to meet its debt service and other financial obligations and to pay dividends on its common stock.

Long-Term Incentive Plan

The PG&E Corporation 2006 Long-Term Incentive Plan (“2006 LTIP”) permits the award of various forms of incentive awards, including stock options, stock appreciation rights, restricted stock awards, restricted stock units (“RSUs”), performance shares, deferred compensation awards, and other share-based awards, to eligible employees of PG&E Corporation and its subsidiaries.  Non-employee directors of PG&E Corporation are also eligible to receive share-based awards under the formula grant provisions of the 2006 LTIP.  A maximum of 12 million shares of PG&E Corporation common stock (subject to adjustment for changes in capital structure, stock dividends, or other similar events) has been reserved for issuance under the 2006 LTIP, of which 4,548,119 shares were available for award at December 31, 2012.

The following table provides a summary of total compensation expense for PG&E Corporation for share-based incentive awards for 2012, 2011, and 2010:

(in millions)	2012	2011	2010
Restricted stock units	$31	$22	$9
Other share-based compensation	-	1	14
Performance shares:
Equity awards	26	16	11
Liability awards	-	(13)	22
Total compensation expense (pre-tax)	$57	$26	$56
Total compensation expense (after-tax)	$34	$16	$33

There were no significant share-based compensation costs capitalized during 2012, 2011, and 2010.  There was no material difference between PG&E Corporation and the Utility for the information disclosed above.

Restricted Stock Units

Each RSU represents one hypothetical share of PG&E Corporation common stock.  RSUs generally vest in 20% increments on the first business day of March in year one, two, and three, with the remaining 40% vesting on the first business day of March in year four.  Vested RSUs are settled in shares of PG&E Corporation common stock.  Additionally, upon settlement, RSU recipients receive payment for the amount of dividend equivalents associated with the vested RSUs that have accrued since the date of grant.  RSU expense is recognized ratably over the requisite service period based on the fair values determined, except for the expense attributable to awards granted to retirement-eligible participants, which is recognized on the date of grant.

The weighted average grant-date fair value per RSUs granted during 2012, 2011, and 2010 was $42.17, $45.10, and $42.97, respectively.  The total fair value of RSUs that vested during 2012, 2011, and 2010 was $18 million, $11 million, and $5 million, respectively.  The tax benefit from RSUs that vested during 2012, 2011, and 2010 was not material.  As of December 31, 2012, $44 million of total unrecognized compensation costs related to nonvested RSUs was expected to be recognized over the remaining weighted average period of 2.19 years.

The following table summarizes RSU activity for 2012:

	Number of	Weighted Average Grant-
	Restricted Stock Units	Date Fair Value
Nonvested at January 1	1,626,048	$42.57
Granted	923,001	$42.17
Vested	(424,034)	$41.88
Forfeited	(55,724)	$42.64
Nonvested at December 31	2,069,291	$42.52

Performance Shares

In 2012, PG&E Corporation granted 834,420 contingent performance shares to eligible employees.  Performance shares vest after three years of service.  Performance shares granted in 2012, 2011, and 2010 are settled in shares of PG&E Corporation common stock and are classified as share-based equity awards.  Performance-based awards granted prior to 2010 are settled in cash and classified as a liability.  The amount of common stock (or cash with respect to grants before 2010) that recipients are entitled to receive, if any, will be determined based on PG&E Corporation's annual total shareholder return relative to the performance of a specified group of peer companies for the applicable three-year performance period.  Total compensation expense for performance shares is based on the grant-date fair value, which is determined using a Monte Carlo simulation valuation model.  Performance share expense is recognized ratably over the requisite service period based on the fair values determined, except for the expense attributable to awards granted to retirement-eligible participants, which is recognized on the date of grant.  Dividend equivalents on performance shares, if any, will be paid in cash upon the vesting date based on the amount of common stock to which the recipients are entitled.

The weighted average grant-date fair value for performance shares granted during 2012, 2011, and 2010 was $41.93, $33.91, and $35.60 respectively.  There was no tax benefit associated with performance shares that vested during 2012, 2011, and 2010, as awards that settle in cash have no tax impact, and awards that settle in shares do not generate a tax benefit until vested.  The performance shares awarded in March 2010 will vest in March 2013.  As of December 31, 2012, $29 million of total unrecognized compensation costs related to nonvested performance shares are expected to be recognized over the remaining weighted average period of 1.28 years.

The following table summarizes performance shares classified as equity awards activity for 2012:

	Number of	Weighted Average Grant-
	Performance Shares	Date Fair Value
Nonvested at January 1	1,325,406	$34.64
Granted	834,420	$41.93
Vested	(425)	$34.86
Forfeited (1)	(661,928)	$35.71
Nonvested at December 31	1,497,473	$38.15

(1) Includes performance shares that expired with zero value as performance targets were not met.